Note 3 - Goodwill and Intangible Assets (Details) - Projected Amortization Expense (USD $)	Sep. 30, 2013	Jan. 31, 2013
Projected Amortization Expense [Abstract]
2013	$ 4,138,082	$ 157,263
2014	5,900,000	143,595
2015	5,900,000	140,120
2016	5,900,000	140,120
2017	5,900,000	103,343
Thereafter	12,062,918
Total	$ 39,801,000